Business Combination (Details) - USD ($)		1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 14, 2019	Feb. 29, 2024	Feb. 13, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 05, 2025
Business Combination [Line Items]
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Earnout shares				8,750
Vested shares				2,000
Reallocation shares value				$ 4,290,000
Warrant exercise price				$ 33.18
Conversion price				$ 22.4
Aggregate shares of common stock					3,456
Variable interest percentage				100.00%	100.00%	100.00%
Accumulated deficit				$ (76,023,784)	$ (70,917,853)	$ (70,917,853)	$ (43,089,821)
Research and development, percentage				45.00%		45.00%
Cash				$ 1,880,000	$ 1,880,000	$ 1,880,000
Warrant [Member]
Business Combination [Line Items]
Warrant exercise price				$ 1,000	$ 1,000	$ 1,000
IPR&D [Member]
Business Combination [Line Items]
Accumulated deficit				$ 45,600,000	$ 45,600,000	$ 45,600,000
PBAX [Member]
Business Combination [Line Items]
Cash				920,000	$ 920,000	$ 920,000
Predecessor [Member]
Business Combination [Line Items]
Common stock, par value							$ 0.0001
Converted value
Earnout shares						8,750
Vesting shares achievement					10,000	10,000
Vested shares						2,000
Reallocation shares value						$ 4,290,000
Cash				$ 960,000	$ 960,000	$ 960,000
Preferred Stock [Member]
Business Combination [Line Items]
Converted shares				44,155
Converted value				$ 21,635,926
Preferred Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Converted shares						44,155
Conversion of stock value						$ 21,635,926
Common Stock [Member]
Business Combination [Line Items]
Converted shares				5,845
Common stock, par value				$ 0.0001
Converted value				$ 2,864,074
Earnout shares				12,000
Common Stock [Member] | Warrant [Member]
Business Combination [Line Items]
Common stock, par value								$ 0.0001
Warrant exercise price				$ 1.96
Common Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Converted shares						5,845
Common stock, par value					$ 0.0001	$ 0.0001
Earnout shares						12,000
Conversion of stock value						$ 2,864,074
BCA Earnout shares [Member]
Business Combination [Line Items]
Restricted share value				$ 5,880,000
Vesting shares achievement				10,000
BCA Earnout shares [Member] | Predecessor [Member]
Business Combination [Line Items]
Restricted share value						$ 5,880,000
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, par value				$ 1,000
Conversion price				100	100	$ 100
Aggregate shares of common stock		10,039
Series A Preferred Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Warrant exercise price	$ 1.7571
Series A Preferred Stock [Member] | Predecessor [Member] | Warrant [Member]
Business Combination [Line Items]
Converted shares	2,845,597
Series A Preferred Stock [Member] | BCA Earnout shares [Member]
Business Combination [Line Items]
Preferred stock, par value				0.0001	0.0001	0.0001
Conversion price				$ 750	$ 750	$ 750
IND Earnout shares [Member]
Business Combination [Line Items]
Earnout shares				10,000		10,000
Restricted share value				$ 4,900,000		$ 4,900,000
Forfeiture restricted shares				10,000		10,000
Sponsor [Member]
Business Combination [Line Items]
Aggregate shares of common stock				84,000		84,000